Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2020
Pensions and other post-employment benefits
Pensions and other post-employment benefits

27. Pensions and other post-employment benefits

The Group maintains a number of post-employment plans in various countries including both defined benefit and defined contribution plans. The Group’s defined benefit plans comprise significant pension programs and schemes as well as material other post-employment benefit plans providing post-employment healthcare and life insurance coverage to certain employee groups. Defined benefit plans expose the Group to various risks such as investment risk, interest rate risk, life expectancy risk, and regulatory/compliance risk. The characteristics and extent of these risks vary depending on the legal, fiscal, and economic requirements in each country. The amount recognized in the consolidated income statement related to defined benefit plans was EUR 153 million (EUR 31 million in 2019 and EUR 234 million in 2018).

The Group also participates in defined contribution plans, multi-employer and insured plans for which the Group contributions are recognized as expense in the consolidated income statement in the period to which the contributions relate. In a defined contribution plan, the Group’s legal or constructive obligation is limited to the amount that it agrees to contribute to the fund. The amount recognized in the consolidated income statement related to defined contribution plans was EUR 209 million (EUR 220 million in 2019 and EUR 246 million in 2018).

Defined benefit plans

The total net defined benefit asset is EUR 992 million (EUR 487 million net defined benefit asset in 2019) consisting of net pension and other post-employment benefit liabilities of EUR 4 046 million (EUR 4 343 million in 2019) and net pension and other post-employment benefit assets of EUR 5 038 million (EUR 4 830 million in 2019).

The Group’s most significant defined benefit pension plans are in the United States, Germany, and the United Kingdom. Together they account for 91% (92% in 2019) of the Group’s total defined benefit obligation and 91% (91% in 2019) of the Group’s total plan assets.

The defined benefit obligations, the fair value of plan assets, the effects of the asset ceiling and the net defined benefit balance as of December 31:

	2020				2019
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
United States(1)	(17 379)	20 328	(1 125)	1 824	(18 774)	21 023	(975)	1 274
Germany	(2 847)	1 244	–	(1 603)	(2 808)	1 232	–	(1 576)
United Kingdom	(1 231)	1 716	–	485	(1 147)	1 612	–	465
Other	(2 044)	2 400	(70)	286	(2 051)	2 430	(55)	324
Total	(23 501)	25 688	(1 195)	992	(24 780)	26 297	(1 030)	487
(1)	The comparative amounts for defined benefit obligation and fair value of plan assets have been changed for 2019 by EUR 117 million to reflect the December benefit payments paid out in January.

United States

The Group has significant defined benefit pension plans and a significant post-employment welfare benefit plan (Opeb) providing post-employment healthcare benefits and life insurance coverage in the United States. The pension plans include both traditional service-based programs as well as cash-balance plans. Salaried, non-union-represented employees are covered by a cash-balance program. All other legacy programs, including legacy service-based programs, were frozen by December 31, 2009. For former employees who, when actively employed, were represented by a union, the Group maintains two defined benefit pension plans, both of which are traditional service-based programs. The larger of the two, which represents 98% of the obligation, is a closed plan. The post-employment plans provide welfare benefits for certain retired former employees. Pursuant to an agreement with the Communications Workers of America (CWA) and the International Brotherhood of Electrical Workers (IBEW) unions, the Group provides post-employment healthcare benefits and life-insurance coverage for employees formerly represented by these two unions. That agreement was renewed in 2020 and the contract expires on December 31, 2027.

Germany

The Group maintains two primary plans in Germany which cover the majority of active employees: the cash-balance plan Beitragsorientierter Alterversorgungs Plan (BAP) for the Group’s former Nokia employees and a similar cash-balance program (AVK Basis-/Matchingkonto) for the Group’s former Alcatel-Lucent employees. Individual benefits are generally dependent on eligible compensation levels, ranking within the Group and years of service. These plans are partially funded defined benefit pension plans, the benefits being subject to a minimum return guaranteed by the Group. The funding vehicle for the BAP plan is the NSN Pension Trust e.V. The trust is legally separate from the Group and manages the plan assets in accordance with the respective trust agreements.

All other plans have been frozen or closed in prior years and replaced by the cash-balance plans. Benefits are paid in annual installments, as monthly retirement pension, or as a lump sum on retirement in an amount equal to accrued pensions and guaranteed interest.

United Kingdom

The Group maintains one primary plan in the UK, “Nokia Retirement Plan for former NSN & ALU employees”, which is the result of the 2019 merger of the legacy Nokia plan where the plan was merged and members’ benefits were transferred to the legacy Alcatel-Lucent plan. The combined plan consists of both money purchase sections with Guaranteed Minimum Pension (GMP) underpin and final salary sections. All final salary sections are closed to future benefit accrual: the legacy Nokia plan closed on April 30, 2012 and the legacy Alcatel-Lucent plan on April 30, 2018. Individual benefits for final salary sections are dependent on eligible compensation levels and years of service. For the money purchase sections with GMP underpin, individual benefits are dependent on the greater of the value of GMP at retirement date or the pension value resulting from the individual’s invested funds. The Trust manages all investments for the combined pension plan.

Impact on the consolidated financial statements

Movements in the defined benefit obligation, fair value of plan assets and the impact of the asset ceiling

The movements in the present value of the defined benefit obligation for the years ended December 31:

	2020				2019
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension(1)	Opeb	pension	Total
As of January 1	(16 449)	(2 325)	(6 006)	(24 780)	(16 086)	(2 384)	(5 609)	(24 079)
Current service cost	(118)	–	(93)	(211)	(66)	–	(87)	(153)
Interest expense	(375)	(54)	(83)	(512)	(553)	(79)	(121)	(753)
Past service cost(2)	(55)	89	29	63	(46)	167	19	140
Settlements	–	–	10	10	–	–	149	149
Total	(548)	35	(137)	(650)	(665)	88	(40)	(617)
Remeasurements:
Gain/(loss) from change in demographic assumptions	202	20	66	288	759	49	5	813
(Loss)/gain from change in financial assumptions	(1 427)	(203)	(377)	(2 007)	(1 677)	(231)	(483)	(2 391)
Experience gain/(loss)	30	85	(15)	100	37	39	(5)	71
Total	(1 195)	(98)	(326)	(1 619)	(881)	(143)	(483)	(1 507)
Translation differences	1 451	196	125	1 772	(335)	(53)	(92)	(480)
Contributions from plan participants	–	(92)	(29)	(121)	–	(105)	(25)	(130)
Benefits paid	1 401	260	245	1 906	1 518	284	242	2 044
Other	–	(15)	6	(9)	–	(12)	1	(11)
Total	2 852	349	347	3 548	1 183	114	126	1 423
As of December 31	(15 340)	(2 039)	(6 122)	(23 501)	(16 449)	(2 325)	(6 006)	(24 780)
(1)

The comparative amounts for defined benefit obligation and fair value of plan assets have been changed for opening balance of 2019 by EUR 124 million and for ending balance of 2019 by EUR 117 million to reflect the December benefit payments paid out in January.

(2)

Consists of curtailment due to global restructuring, special termination benefits for certain US employees and extension of US retiree healthcare benefits related to US union negotiations for formerly represented employees.

Present value of obligations includes EUR 16 959 million (EUR 17 899 million in 2019) of wholly funded obligations, EUR 5 412 million (EUR 5 660 million in 2019) of partly funded obligations and EUR 1 130 million (EUR 1 221 million in 2019) of unfunded obligations.

The movements in the fair value of plan assets for the years ended December 31:

	2020				2019
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension (1)	Opeb	pension	Total
As of January 1	20 560	464	5 273	26 297	19 343	397	4 863	24 603
Interest income	480	8	77	565	674	11	108	793
Administrative expenses and interest on asset ceiling	(19)	–	(7)	(26)	(18)	–	(7)	(25)
Settlements	–	–	(15)	(15)	–	–	(158)	(158)
Total	461	8	55	524	656	11	(57)	610
Remeasurements:
Return on plan assets, excluding amounts included in interest income	2 227	16	233	2 476	1 834	43	414	2 291
Total	2 227	16	233	2 476	1 834	43	414	2 291
Translation differences	(1 832)	(41)	(139)	(2 012)	386	9	111	506
Contributions:
Employers	26	6	67	99	27	14	57	98
Plan participants	–	92	29	121	–	105	25	130
Benefits paid	(1 401)	(260)	(152)	(1 813)	(1 518)	(284)	(139)	(1 941)
Section 420 Transfer(2)	(160)	160	–	–	(169)	169	–	–
Other	(12)	14	(6)	(4)	1	–	(1)	–
Total	(3 379)	(29)	(201)	(3 609)	(1 273)	13	53	(1 207)
As of December 31	19 869	459	5 360	25 688	20 560	464	5 273	26 297

(1) The comparative amounts for defined benefit obligation and fair value of plan assets have been changed for opening balance of 2019 by EUR 124 million and for ending balance of 2019 by EUR 117 million to reflect the December benefit payments paid out in January.

(2) Section 420 Transfer. Refer to ‘Future cash flows’ section below.

The movements in the impact of the asset ceiling limitation for the years ended December 31:

	2020				2019
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(975)	–	(55)	(1 030)	(573)	–	(54)	(627)
Interest expense	(27)	–	–	(27)	(24)	–	–	(24)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	(216)	–	(17)	(233)	(370)	–	–	(370)
Translation differences	93	–	2	95	(8)	–	(1)	(9)
As of December 31	(1 125)	–	(70)	(1 195)	(975)	–	(55)	(1 030)

Net balances as of December 31:

	2020				2019
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of December 31	3 404	(1 580)	(832)	992	3 136	(1 861)	(788)	487

Asset ceiling limitation

The Group may recognize the surplus of a pension plan to the amount of economic benefit that the entity can realize, either through a refund or as a reduction in future contributions. The most significant limitation of asset recognition for the Group is from the overfunded US formerly union represented pension plan. All other countries where asset ceiling limits apply are not considered material. Movements in asset ceiling limitation are recognized directly in the consolidated statement of comprehensive income, excluding amounts included in interest expense. The Group recognized an asset ceiling limitation in the amount of EUR 1 195 million (EUR 1 030 million in 2019).

Recognized in the income statement

Recognized in the consolidated income statement for the years ended December 31:

EURm	2020	2019	2018
Current service cost(1)	211	153	163
Past service cost(1)	(63)	(140)	52
Net Interest(2)	–	9	15
Settlements(1)	5	9	–
Other	–	–	4
Total	153	31	234

(1)   Included in operating expenses within the consolidated income statement.

(2)   Included in financial expenses within the consolidated income statement.

Recognized in other comprehensive income

Recognized in other comprehensive income for the years ended December 31:

EURm	2020	2019	2018
Return on plan assets, excluding amounts included in interest income	2 476	2 291	(987)
Gain from change in demographic assumptions	288	813	80
(Loss)/gain from change in financial assumptions	(2 007)	(2 391)	1 298
Experience gain	100	71	79
Change in asset ceiling, excluding amounts included in interest expense	(233)	(370)	(82)
Total	624	414	388

Actuarial assumptions and sensitivity analysis

Actuarial assumptions

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country.

The discount rates and mortality tables used for the significant plans:

	2020	2019	2020
	Discount rate %		Mortality table
United States	1.9	2.8	Pri–2012 w/MP–2020 mortality projection scale
Germany	0.4	0.8	Heubeck 2018G
United Kingdom(1)	1.3	1.9	CMI 2019
Total weighted average for all countries	1.7	2.5

(1)   Tables are adjusted with 1.5% long-term rate of improvement.

The principal actuarial weighted average assumptions used for determining the defined benefit obligation:

%	2020	2019
Discount rate for determining present values	1.7	2.5
Annual rate of increase in future compensation levels	1.9	1.9
Pension growth rate	0.3	0.3
Inflation rate	1.8	1.9
Healthcare costs trend rate assumed for next year(1)	4.9	6.1
Healthcare cost trend rate assumed for next year (excluding post-employment dental benefits)(1)	5.0	6.2
Terminal growth rate(1)	4.4	4.4
Year that the rate reaches the terminal growth value(1)	2028	2028
Weighted average duration of defined benefit obligations	11 yrs	10 yrs.

(1)Actuarial assumptions used for determining the defined benefit obligation - United States.

Sensitivity analysis

When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions, the present value of the defined benefit obligation is calculated using the projected unit credit method. The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant and may not be representative of the actual impact of changes. If more than one assumption is changed simultaneously, the combined impact of changes would not necessarily be the same as the sum of the individual changes. If the assumptions change to a different level compared with that presented, the effect on the defined benefit obligation may not be linear. Increases and decreases in the principal assumptions, which are used in determining the defined benefit obligation, do not have a symmetrical effect on the defined benefit obligation primarily due to the compound interest effect created when determining the net present value of the future benefit.

The sensitivity of the defined benefit obligation to changes in the principal assumptions:

		Increase in assumption(1)	Decrease in assumption(1)
	Change in assumption	EURm	EURm
Discount rate for determining present values	1.0%	2 240	(2 749)
Annual rate of increase in future compensation levels	1.0%	(127)	111
Pension growth rate	1.0%	(551)	438
Inflation rate	1.0%	(596)	501
Healthcare cost trend rate	1.0%	(20)	19
Life expectancy	1 year	(978)	908

(1)   Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Investment strategies

The overall pension investment objective of the Group is to preserve or enhance the pension plans’ funded status through the implementation of an investment strategy that maximizes return within the context of minimizing funded status risk. In formulating the asset allocation for the plans, multiple factors are considered, including, but not limited to, the long-term risk and return expectations for a variety of asset classes as well as current and multi-year projections of the pension plans’ demographics, benefit payments, contributions and funded status. Local trustee boards are responsible for conducting Asset-Liability studies, when appropriate; overseeing the investment of plan assets; and monitoring and managing associated risks under company oversight and in accordance with local law. The results of the Asset-Liability framework are implemented on a plan level.

The Group’s pension investment managers may use derivative financial instruments including futures contracts, forward contracts, options and interest rate swaps to manage market risk. The performance and risk profile of investments is regularly monitored on a standalone basis as well as in the broader portfolio context. One risk is a decline in the plan’s funded status as a result of the adverse performance of plan assets and/or defined benefit obligations. The application of the Asset-Liability Model study focuses on minimizing such risks.

Disaggregation of plan assets

	2020				2019
EURm	Quoted	Unquoted	Total	%	Quoted	Unquoted	Total	%
Equity securities(1)	1 198	110	1 308	5	1 039	114	1 153	4
Fixed income securities(1)	18 666	139	18 805	73	19 294	133	19 427	74
Insurance contracts	–	793	793	3	–	841	841	3
Real estate(1)	101	1 094	1 195	5	103	1 095	1 198	5
Short-term investments(1)(2)	738	173	911	4	902	75	977	4
Private equity and other	130	2 546	2 676	10	131	2 570	2 701	10
Total	20 833	4 855	25 688	100	21 469	4 828	26 297	100
(1)

The comparative amounts for 2019 have been changed to reflect a revised classification within one pension trust as follows: quoted equity securities increased by EUR 76 million, unquoted equity securities increased by EUR 114 million, unquoted fixed income securities increased by EUR 20 million, quoted real estate increased by EUR 103 million, unquoted real estate decreased by EUR 340 million and quoted short-term investments increased by EUR 27 million.

(2)	The comparative amounts for defined benefit obligation and fair value of plan assets have been changed for 2019 by EUR 117 million to reflect the December benefit payments paid out in January.

Most short-term investments including cash, equities and fixed-income securities have quoted market prices in active markets. Equity securities represent investments in equity funds and direct investments, which have quoted market prices in an active market. Fixed income securities represent investments in government and corporate bonds, as well as investments in bond funds, which have quoted market prices in an active market. Fixed income securities may also comprise investments in funds and direct investments. Insurance contracts are customary pension insurance contracts structured under domestic law in the respective countries. Real estate investments are investments in commercial properties or real estate funds, which invest in a diverse range of real estate properties. Short-term investments are liquid assets or cash, which are being held for a short period of time, with the primary purpose of controlling the tactical asset allocation. Private equity and other includes commodities as well as alternative investments, including derivative financial instruments.

United States plan assets

United States plan asset target and actual allocation range of the pension and Opeb trust by asset category as of December 31, 2020:

	Pension target	Percentage of	Opeb	Percentage of post-
%	allocation range	plan assets	target allocation	employment plan assets
Equity securities	0 - 6	3	47	47
Fixed income securities	77 - 87	80	15	15
Real estate	4 - 8	5	–	–
Short-term investments	–	–	38	38
Private equity and other	6 - 13	12	–	–
Total	100	100	100	100

The majority of the Group’s United States pension plan assets are held in a master pension trust. The Opeb plan assets are held in two separate trusts. The Pension & Benefits Investment Committee formally approves the target allocation ranges every few years on the completion of the asset-liability study by external advisors and internal investment management. The overall United States pension plan asset portfolio, as of December 31, 2020, reflects a balance of investments split of approximately 20/80 between equity, including alternative investments for this purpose, and fixed income securities.

Future cash flows

Contributions

Group contributions to the pension and other post-employment benefit plans are made to facilitate future benefit payments to plan participants. The funding policy is to meet minimum funding requirements as set forth in the employee benefit and tax laws, as well as any such additional amounts as the Group may determine appropriate. Contributions are made to benefit plans for the sole benefit of plan participants. Employer contributions expected to be paid in 2021 total EUR 83 million.

United States pension plans

Funding methods

Funding requirements for the three United States qualified defined benefit pension plans are determined by the applicable statutes, namely the Employee Retirement Income Security Act of 1974 (ERISA), the Internal Revenue Code of 1986, and regulations issued by the Internal Revenue Service (IRS).  In determining funding requirements, ERISA allows assets to be either market value or an average value over a period of time; and liabilities to be based on spot interest rates or average interest rates over a period of time. For the non-represented, represented and formerly represented pension plans, the Group does not foresee any future funding requirement for regulatory funding purposes, given the plans’ asset allocation and the level of assets compared to liabilities.

Post-employment healthcare benefits for both non-represented and formerly union represented retirees are capped for those who retired on or before March 1, 1990. The benefit obligation associated with this group of retirees is 94% of the total United States retiree healthcare obligation as of December 31, 2020. The US government’s Medicare program is the primary payer for those aged 65 and older, comprising almost all uncapped retirees.

Section 420 transfers

Section 420 of the U.S. Internal Revenue Code (Section 420) allows for the transfer of pension assets in excess of specified thresholds above the plan’s funding obligation  (excess pension assets) to a retiree health benefits account, a retiree life insurance account, or both, maintained within the pension plan and to use the assets in such accounts to pay for, or to reimburse the employer for the cost of providing, applicable health or life insurance benefits, each as defined in Section 420, for retired employees, and with respect to health benefits, their spouses and dependents. Employers making such transfers are required to continue to provide healthcare benefits or life insurance coverage, as the case may be, for a certain period of time (cost maintenance period) at levels prescribed by regulations.

For retirees who, when actively employed, were represented by the CWA or the IBEW, the Group expects to fund the entire current retiree healthcare and group life insurance obligations with Section 420 transfers from excess pension assets in the formerly represented pension plan. This is considered as a refund from the pension plan when setting the asset ceiling. For retirees who were not represented by the CWA or IBEW (non-represented retirees), the Group expects to be able to fund some portion of the current retiree group life insurance obligation with Section 420 transfers from excess pension assets in the non-represented pension plan. Section 420 is currently set to expire on December 31, 2025.

Benefit payments

The following table summarizes expected benefit payments from the pension plans and other post-employment benefit plans until 2030. Actual benefit payments may differ from expected benefit payments.

	Direct benefit payments
	US Pension			US Opeb		Other countries	Total
				Formerly union	Non-union
EURm	Management	Occupational	Supplemental plans	represented	represented
2021	1 061	264	23	111	50	288	1 797
2022	941	224	23	101	51	272	1 612
2023	900	212	22	87	52	329	1 602
2024	860	199	22	73	52	283	1 489
2025	819	187	21	63	53	290	1 433
2026-2030	3 526	761	97	298	269	1 489	6 440

Benefits are paid from plan assets where there is sufficient funding available to the plan to cover the benefit obligation. Any payments in excess of the plan assets are paid directly by the Group. Direct benefit payments expected to be paid in 2021 total EUR 97 million.